Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charge		$ 140,334
Intangible amortization expense	$ 109,887	118,782	$ 118,516
Estimated amortization expense, year ending June 30, 2016	100,289
Estimated amortization expense, year ending June 30, 2017	95,756
Estimated amortization expense, year ending June 30, 2018	90,872
Estimated amortization expense, year ending June 30, 2019	83,257
Estimated amortization expense, year ending June 30, 2020	$ 75,588
Intangible asset impairment charge		$ 43,664